Stockholders' Equity (Details - Stock option activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, Beginning balance | shares	62,637
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 35.96
Weighted average remaining contractual life	6 years 8 months 26 days
Aggregate intrinsic value options outstanding, Beginning balance | $	$ 0
Number of options, Granted | shares	13,500
Weighted average exercise price, Granted | $ / shares	$ 3.45
Number of options, Exercised | shares	0
Weighted average exercise price, Exercised | $ / shares	$ 0
Number of options, Cancelled or forfeited | shares	0
Weighted average exercise price, Cancelled or forfeited | $ / shares	$ 0
Number of options outstanding, Ending balance | shares	76,137
Weighted average exercise price outstanding, Ending balance | $ / shares	$ 30.20
Weighted average remaining contractual life	6 years 9 months 29 days
Aggregate intrinsic value options outstanding, Ending balance | $	$ 0
Number of options, Exercisable | shares	72,762
Weighted average exercise price, Exercisable | $ / shares	$ 31.44
Weighted average remaining contractual life, Exercisable	6 years 8 months 12 days
Aggregate intrinsic value options outstanding, Exercisable | $	$ 0